Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how we align executive compensation with performance, refer to “Executive Compensation and Related Information – Compensation Discussion and Analysis.”
Year (a)	Summary Compensation Table Total for First PEO(1) (b)	Compensation Actually Paid to First PEO(2) (c)	Summary Compensation Table Total for Second PEO(3) (d)	Compensation Actually Paid to Second PEO(4) (e)	Average Summary Compensation Table Total for Non-PEO NEOs(5) (f)	Average Compensation Actually Paid to Non-PEO NEOs(6) (g)	Value of Initial Fixed $100 Investment Based on:			Net Income (millions)(9) (j)	Adjusted EBITDA (millions)(10) (k)
							Total Shareholder Return (TSR)(7) (h)	Peer Group 1 TSR (8) (i)	Peer Group 2 TSR (8) (i)
2022	$3,892,778	$7,338,779	—	—	$797,339	$951,584	$145.93	$136.42	$127.72	$61.7	$109.2
2021	$2,693,823	$2,968,343	—	—	$750,142	$409,365	$127.98	$145.27	$140.98	$33.5	$72.4
2020	$2,017,024	$2,624,286	$1,048,702	$1,369,766	$845,446	$801,284	$129.44	$122.68	$111.97	$36.8	$66.4

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McGaugh, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Related Information – Executive Compensation Tables – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of CAP for Mr. McGaugh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McGaugh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGaugh’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$3,892,778	$2,100,001	$5,546,001	$7,338,779
2021	$2,693,823	$1,419,006	$1,693,526	$2,968,343
2020	$2,017,024	$1,249,999	$1,857,261	$2,624,286
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
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(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$3,626,614	$1,729,636	—	($49,030)	—	$238,780	$5,546,001
2021	$1,382,320	$202,340	—	$17,292	—	$91,574	$1,693,526
2020	$1,814,792	—	—	—	—	$42,468	$1,857,261

(3)
Amounts reported in column (d) are the amounts of total compensation reported for Andrean Horton, our interim Chief Executive Officer for a portion of 2020, which were included in the “Total” column of the Summary Compensation Table for 2020.

(4)
Amounts reported in column (e) represent the CAP for Ms. Horton in 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Horton during 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Horton’s compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Second PEO
2020	$1,048,702	$389,993	$711,057	$1,369,766

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are as follows

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	$566,205	$138,935	—	$(17,261)	—	$23,178	$711,057
2023 Proxy Statement | 49

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(5)	Amounts reported in column (f) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(6)
Amounts reported in column (g) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$797,339	$183,967	$338,212	$951,584
2021	$750,142	$296,973	$(43,804)	$409,365
2020	$845,446	$263,333	$219,171	$801,284
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$294,838	$108,664	$0	($2,750)	($76,160)	$13,620	$338,212
2021	$136,391	$4,108	$0	$4,682	($189,492)	$507	($43,804)
2020	$192,886	$51,231	$49,913	($23,265)	($61,129)	$9,536	$219,171
(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated included in the following peer groups: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The blended weighted TSR of these two peer groups is used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2022 Long-Term Incentives.” The S&P 600 Materials (Sector) is included in the five year cumulative total return chart included in the Company’s 2022 Annual Report on Form 10-K.

(9)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(10)
Adjusted EBITDA is defined as net income plus depreciation and amortization, interest expense (net), income tax provision, and restructuring or other unusual charges. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted EBITDA
Peer Group Issuers, Footnote [Text Block]
(8)
Represents the TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated included in the following peer groups: (1) S&P 600 Materials (Sector), and (2) S&P 600 Industrials (Sector). The blended weighted TSR of these two peer groups is used by the Company to determine the Company’s relative TSR performance for purposes of applying a potential positive or negative modifier in connection with the settlement of the Company’s long-term performance-based incentive awards, as described under “Executive Compensation and Related Information – Compensation Discussion and Analysis – 2022 Long-Term Incentives.” The S&P 600 Materials (Sector) is included in the five year cumulative total return chart included in the Company’s 2022 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of CAP for Mr. McGaugh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McGaugh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGaugh’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$3,892,778	$2,100,001	$5,546,001	$7,338,779
2021	$2,693,823	$1,419,006	$1,693,526	$2,968,343
2020	$2,017,024	$1,249,999	$1,857,261	$2,624,286
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$3,626,614	$1,729,636	—	($49,030)	—	$238,780	$5,546,001
2021	$1,382,320	$202,340	—	$17,292	—	$91,574	$1,693,526
2020	$1,814,792	—	—	—	—	$42,468	$1,857,261

(3)
Amounts reported in column (d) are the amounts of total compensation reported for Andrean Horton, our interim Chief Executive Officer for a portion of 2020, which were included in the “Total” column of the Summary Compensation Table for 2020.

(4)
Amounts reported in column (e) represent the CAP for Ms. Horton in 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Horton during 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Horton’s compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Second PEO
2020	$1,048,702	$389,993	$711,057	$1,369,766

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are as follows

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	$566,205	$138,935	—	$(17,261)	—	$23,178	$711,057

Non-PEO NEO Average Total Compensation Amount	$ 797,339	$ 750,142	$ 845,446
Non-PEO NEO Average Compensation Actually Paid Amount	$ 951,584	409,365	801,284
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
Amounts reported in column (g) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$797,339	$183,967	$338,212	$951,584
2021	$750,142	$296,973	$(43,804)	$409,365
2020	$845,446	$263,333	$219,171	$801,284
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$294,838	$108,664	$0	($2,750)	($76,160)	$13,620	$338,212
2021	$136,391	$4,108	$0	$4,682	($189,492)	$507	($43,804)
2020	$192,886	$51,231	$49,913	($23,265)	($61,129)	$9,536	$219,171

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of Information Presented in Pay versus Performance Table
As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of Information Presented in Pay versus Performance Table
As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of Information Presented in Pay versus Performance Table
As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of Information Presented in Pay versus Performance Table
As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a strong pay-for-performance philosophy with an emphasis on variable, performance-based compensation. While the Company uses several objective metrics to align executive compensation with our financial performance, we do not specifically align such metrics with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following tables to reflect the relationships between certain of the information presented in the Pay versus Performance table and CAP.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation and Related Information – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects an objective pay-for-performance philosophy. The metrics that the Company uses for both our short-term and long-term incentive awards are selected based on an overall objective of providing incentives to our named executive officers to increase the value of our enterprise for our shareholders. In addition to Adjusted EBITDA, which is the sole financial performance metric currently used in our short-term incentive plan, and relative TSR, which is included as a modifier to our Adjusted EBITDA performance in our long-term incentive plan, the most important financial performance measures used by the Company to measure and internally manage our performance and to align the executive compensation actually paid to our NEOs with the Company’s performance are as follows:
•	Sales
•	Adjusted EBITDA Margin (Percentage of Sales)
•	Earnings per share (EPS)

Total Shareholder Return Amount	$ 145.93	127.98	129.44
Peer Group Total Shareholder Return Amount	136.42	145.27	122.68
Peer Group 2 Total Shareholder Return Amount	127.72	140.98	111.97
Net Income (Loss)	$ 61,700,000	$ 33,500,000	$ 36,800,000
Company Selected Measure Amount	109,200,000	72,400,000	66,400,000
PEO Name	Mr. McGaugh	Mr. McGaugh	Andrean Horton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin (Percentage of Sales)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share (EPS)
Mr. McGaugh [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,892,778	$ 2,693,823	$ 2,017,024
PEO Actually Paid Compensation Amount	7,338,779	2,968,343	2,624,286
Andrean Horton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	1,048,702
PEO Actually Paid Compensation Amount	0	0	1,369,766
Andrean Horton [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			389,993
Andrean Horton [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			711,057
PEO [Member] | Mr. McGaugh [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,546,001	1,693,526	1,857,261
PEO [Member] | Mr. McGaugh [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,100,001	1,419,006	1,249,999
PEO [Member] | Mr. McGaugh [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,546,001	1,693,526	1,857,261
PEO [Member] | Mr. McGaugh [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,626,614	1,382,320	1,814,792
PEO [Member] | Mr. McGaugh [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,729,636	202,340	0
PEO [Member] | Mr. McGaugh [Member] | Fair Value as of Vesting Date of Equity Awards Granted and and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. McGaugh [Member] | Year over Year Change in Fair of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,030)	17,292	0
PEO [Member] | Mr. McGaugh [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. McGaugh [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	238,780	91,574	42,468
PEO [Member] | Andrean Horton [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			711,057
PEO [Member] | Andrean Horton [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			566,205
PEO [Member] | Andrean Horton [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			138,935
PEO [Member] | Andrean Horton [Member] | Fair Value as of Vesting Date of Equity Awards Granted and and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Andrean Horton [Member] | Year over Year Change in Fair of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,261)
PEO [Member] | Andrean Horton [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Andrean Horton [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,178
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	183,967	296,973	263,333
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	338,212	(43,804)	219,171
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	294,838	136,391	192,886
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,664	4,108	51,231
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	49,913
Non-PEO NEO [Member] | Year over Year Change in Fair of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,750)	4,682	(23,265)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(76,160)	(189,492)	(61,129)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 13,620	$ 507	$ 9,536